Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Amount of expenses incurred	$ 10	$ 13			$ 13
Amount owed the former employee and investor	$ 5	$ 5
Number of options granted		696,630		280,250	246,448
Proceeds from convertible notes payable borrowings – related party				$ 100
Gain (Loss) on settlement					$ 117
Consulting Fees [Member]
Related party fees paid				0
Due to related party				3
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Proceeds from convertible notes payable borrowings – related party			$ 100
Term of note			23 months
Interest rate			3.00%
Dr Subinoy Das [Member]
Amount of expenses incurred				$ 0
Dr Subinoy Das [Member] | Non Statutory Stock Options [Member]
Number of options granted					28,323